Net Defined Benefit Liabilities And Assets_The Sensitivity Of The Defined Benefit Obligation To Changes In The Weighted Principal Assumptions(Details) - Weighted Average Member [Member]	12 Months Ended
Dec. 31, 2019
Effect on net defined benefit obligation
Description Of Methods And Assumptions Used In Preparing Sensitivity Analysis For Actuarial Assumptions	The above sensitivity analyses are based on a change in an assumption while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated. The sensitivity of the defined benefit obligation to changes in principal actuarial assumptions is calculated using the projected unit credit method, the same method applied when calculating the defined benefit obligations recognized on the statement of financial position.
Discount rate
Disclosure Of Sensitivity Analysis For Actuarial Assumptions Line Items [Line Items]
Changes In Principal Assumption	0.5 p.
Effect on net defined benefit obligation
Increase in principal assumption	(4.22%)
Decrease in principal assumption	4.48%
Salary increase rate
Disclosure Of Sensitivity Analysis For Actuarial Assumptions Line Items [Line Items]
Changes In Principal Assumption	0.5 p.
Effect on net defined benefit obligation
Increase in principal assumption	1.86%
Decrease in principal assumption	(6.18%)
Turnover
Disclosure Of Sensitivity Analysis For Actuarial Assumptions Line Items [Line Items]
Changes In Principal Assumption	0.5 p.
Effect on net defined benefit obligation
Increase in principal assumption	(0.75%)
Decrease in principal assumption	0.67%